Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 3.8%
Arista Networks Inc.(a)(b)	42,717	$11,096,595
Ciena Corp.(a)	122,123	7,267,540
Cisco Systems Inc.	3,370,976	158,772,969
CommScope Holding Co. Inc.(a)	155,692	1,444,822
EchoStar Corp., Class A(a)	36,697	1,001,828
F5 Networks Inc.(a)	48,401	6,577,696
InterDigital Inc.	24,441	1,466,949
Juniper Networks Inc.	263,379	6,684,559
Lumentum Holdings Inc.(a)	59,536	5,526,727
Motorola Solutions Inc.	135,177	18,897,744
NetScout Systems Inc.(a)	50,513	1,286,061
Ubiquiti Inc.	9,610	1,780,733
ViaSat Inc.(a)	46,429	1,762,445
Viavi Solutions Inc.(a)	181,207	2,506,093

		226,072,761

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	785,134	7,576,543
GCI Liberty Inc., Class A(a)	75,702	5,934,280
Liberty Global PLC, Class A(a)	130,383	3,051,614
Liberty Global PLC, Class C, NVS(a)	307,499	6,998,677
Liberty Latin America Ltd., Class A(a)	32,434	333,422
Liberty Latin America Ltd., Class C, NVS(a)	90,753	928,403

		24,822,939

Electronic Equipment, Instruments & Components — 0.3%
CDW Corp./DE	113,117	13,149,851
SYNNEX Corp.	32,733	4,083,115

		17,232,966

Health Care Technology — 0.7%
Cerner Corp.	241,917	16,801,136
Veeva Systems Inc., Class A(a)	107,178	28,356,083

		45,157,219

Household Durables — 0.2%
Garmin Ltd.	115,392	11,376,497

Interactive Media & Services — 13.3%
Alphabet Inc., Class A(a)	154,219	229,470,161
Alphabet Inc., Class C, NVS(a)	150,313	222,908,166
ANGI Homeservices Inc., Class A(a)(b)	49,544	782,300
Cargurus Inc.(a)	57,457	1,659,933
Facebook Inc., Class A(a)	1,061,965	269,388,661
IAC/InterActiveCorp.(a)(b)	57,899	7,666,985
Match Group Inc(a)(b)	171,928	17,657,006
Snap Inc., Class A, NVS(a)(b)	651,778	14,612,863
Twitter Inc.(a)	623,680	22,701,952
Zillow Group Inc., Class A(a)	27,888	1,898,894
Zillow Group Inc., Class C, NVS(a)(b)	110,371	7,548,273

		796,295,194

Internet & Direct Marketing Retail — 0.8%
Chewy Inc., Class A(a)(b)	42,838	2,248,567
eBay Inc.	525,030	29,023,658
Etsy Inc.(a)	94,333	11,167,141
Grubhub Inc.(a)	73,089	5,279,949

		47,719,315

IT Services — 4.6%
Akamai Technologies Inc.(a)	128,981	14,502,624
Amdocs Ltd.	106,114	6,589,679
Booz Allen Hamilton Holding Corp.	109,638	8,964,003

Security	Shares	Value

IT Services (continued)
CACI International Inc., Class A(a)	19,936	$4,143,100
Cognizant Technology Solutions Corp., Class A	429,690	29,356,421
DXC Technology Co.	201,699	3,612,429
EPAM Systems Inc.(a)	44,222	12,827,918
Gartner Inc.(a)	70,882	8,834,732
GoDaddy Inc., Class A(a)	131,361	9,232,051
International Business Machines Corp.	705,762	86,766,380
KBR Inc.	113,101	2,515,366
Leidos Holdings Inc.	106,131	10,099,426
MongoDB Inc.(a)(b)	28,794	6,596,130
Okta Inc.(a)	92,284	20,392,918
Perspecta Inc.	108,490	2,321,686
Science Applications International Corp.	39,262	3,140,175
Twilio Inc., Class A(a)	102,224	28,358,982
VeriSign Inc.(a)	80,812	17,106,284

		275,360,304

Semiconductors & Semiconductor Equipment — 18.6%
Advanced Micro Devices Inc.(a)(b)	930,945	72,083,071
Analog Devices Inc.	292,845	33,633,248
Applied Materials Inc.	728,483	46,863,311
Broadcom Inc.	317,781	100,657,132
Cirrus Logic Inc.(a)	46,396	3,179,518
Cree Inc.(a)(b)	85,972	5,925,190
Entegris Inc.(b)	106,993	7,693,867
Intel Corp.	3,365,507	160,635,649
KLA Corp.	123,244	24,627,848
Lam Research Corp.	115,383	43,517,852
Marvell Technology Group Ltd.	527,075	19,222,425
Maxim Integrated Products Inc.	211,928	14,430,178
Microchip Technology Inc.	195,005	19,837,859
Micron Technology Inc.(a)	884,044	44,250,822
MKS Instruments Inc.	43,615	5,558,296
Monolithic Power Systems Inc.	33,066	8,762,821
NVIDIA Corp.	488,949	207,602,856
NXP Semiconductors NV	221,796	26,067,684
ON Semiconductor Corp.(a)(b)	325,910	6,713,746
Qorvo Inc.(a)	91,194	11,686,511
Qualcomm Inc.	894,179	94,434,244
Semtech Corp.(a)	51,782	2,885,811
Silicon Laboratories Inc.(a)	34,719	3,489,607
Skyworks Solutions Inc.	132,610	19,305,364
Teradyne Inc.	131,761	11,721,459
Texas Instruments Inc.	729,516	93,049,766
Universal Display Corp.	33,696	5,878,267
Xilinx Inc.	193,281	20,748,715

		1,114,463,117

Software — 35.4%
ACI Worldwide Inc.(a)	92,154	2,468,806
Adobe Inc.(a)	382,972	170,162,119
Alteryx Inc., Class A(a)(b)	39,577	6,945,368
Anaplan Inc.(a)	70,758	3,213,121
ANSYS Inc.(a)	68,283	21,208,700
Aspen Technology Inc.(a)	53,732	5,225,974
Autodesk Inc.(a)	174,228	41,192,726
Avalara Inc.(a)	54,229	7,291,089
Bill.Com Holdings Inc.(a)	16,874	1,571,138
Blackbaud Inc.	39,442	2,466,703
Cadence Design Systems Inc.(a)	221,914	24,244,104
CDK Global Inc.	96,595	4,391,209

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cerence Inc.(a)	29,690	$1,177,505
Ceridian HCM Holding Inc.(a)(b)	80,687	6,316,985
Citrix Systems Inc.	92,240	13,168,182
Cloudflare Inc., Class A(a)	32,787	1,364,595
CommVault Systems Inc.(a)	33,759	1,488,097
Coupa Software Inc.(a)	52,968	16,232,044
Crowdstrike Holdings Inc., Class A(a)	16,840	1,906,288
Datadog Inc., Class A(a)	22,386	2,101,150
DocuSign Inc.(a)	103,345	22,408,296
Dropbox Inc., Class A(a)	177,659	4,041,742
Dynatrace Inc.(a)	125,013	5,229,294
Elastic NV(a)	26,628	2,561,347
Fair Isaac Corp.(a)	23,054	10,125,086
FireEye Inc.(a)	177,128	2,674,633
Fortinet Inc.(a)	106,643	14,748,727
Guidewire Software Inc.(a)(b)	65,882	7,751,676
HubSpot Inc.(a)	32,591	7,646,175
Intuit Inc.	207,275	63,502,842
j2 Global Inc.(a)	36,022	2,043,168
LogMeIn Inc.	38,763	3,326,253
Manhattan Associates Inc.(a)	50,469	4,834,426
Microsoft Corp.	5,351,270	1,097,063,863
New Relic Inc.(a)	40,429	2,866,820
NortonLifeLock Inc.	430,749	9,239,566
Nuance Communications Inc.(a)(b)	223,571	6,114,667
Nutanix Inc., Class A(a)(b)	119,900	2,660,581
Oracle Corp.	1,654,425	91,737,866
Palo Alto Networks Inc.(a)	76,679	19,623,690
Paycom Software Inc.(a)	38,344	10,903,883
Paylocity Holding Corp.(a)	28,590	3,808,188
Pegasystems Inc.	30,551	3,571,106
Pluralsight Inc., Class A(a)(b)	77,312	1,636,695
Proofpoint Inc.(a)	45,543	5,267,959
PTC Inc.(a)	82,763	7,081,202
RealPage Inc.(a)	68,995	4,347,375
RingCentral Inc., Class A(a)	61,210	17,767,427
salesforce.com Inc.(a)	716,182	139,548,063
ServiceNow Inc.(a)(b)	151,580	66,573,936
Slack Technologies Inc., Class A(a)(b)	50,731	1,499,101
Smartsheet Inc., Class A(a)(b)	73,013	3,485,641
SolarWinds Corp.(a)(b)	52,048	955,601
Splunk Inc.(a)	126,221	26,483,690
SS&C Technologies Holdings Inc.	177,453	10,203,547
Synopsys Inc.(a)	119,858	23,878,111
Teradata Corp.(a)(b)	86,237	1,810,977
Trade Desk Inc. (The), Class A(a)	32,497	14,666,546
Tyler Technologies Inc.(a)	31,602	11,289,814

Security	Shares	Value

Software (continued)
Verint Systems Inc.(a)	50,966	$2,287,864
VMware Inc., Class A(a)(b)	63,403	8,889,735
Workday Inc., Class A(a)	130,008	23,521,047
Zendesk Inc.(a)(b)	90,790	8,275,508
Zoom Video Communications Inc., Class A(a)	22,642	5,749,030
Zscaler Inc.(a)(b)	52,436	6,808,815

		2,124,647,482

Technology Hardware, Storage & Peripherals — 21.6%
Apple Inc.	2,875,018	1,221,997,651
Dell Technologies Inc., Class C(a)	122,969	7,357,235
Hewlett Packard Enterprise Co.	1,021,222	10,079,461
HP Inc.	1,136,634	19,982,026
NCR Corp.(a)	101,582	1,872,156
NetApp Inc.	175,804	7,788,117
Pure Storage Inc., Class A(a)	184,601	3,296,974
Seagate Technology PLC	179,504	8,117,171
Western Digital Corp.	238,221	10,267,325
Xerox Holdings Corp.(a)	145,558	2,423,541

		1,293,181,657

Total Common Stocks — 99.7% (Cost: $3,760,305,040)		5,976,329,451

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	76,520,949	76,605,122
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	15,630,000	15,630,000

		92,235,122

Total Short-Term Investments — 1.6% (Cost: $92,163,595)		92,235,122

Total Investments in Securities — 101.3% (Cost: $3,852,468,635)		6,068,564,573

Other Assets, Less Liabilities — (1.3)%		(76,316,876)

Net Assets — 100.0%		$5,992,247,697

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Technology ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$122,323,942	$—		$(45,724,655	)(a) $	84,124	$(78,289)	$76,605,122	76,520,949	$227,670	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,244,000	5,386,000	(a)	—		—	—	15,630,000	15,630,000	4,695		—

						$84,124	$(78,289)	$92,235,122		$232,365		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Communication Services E-Mini Index	33	09/18/20	$2,502	$147,627
S&P Select Sector Technology E-Mini Index	111	09/18/20	12,319	927,368

				$1,074,995

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,976,329,451	$—	$—	$5,976,329,451
Money Market Funds	92,235,122	—	—	92,235,122

	$6,068,564,573	$—	$—	$6,068,564,573

Derivative financial instruments(a)
Assets
Futures Contracts	$1,074,995	$—	$—	$1,074,995

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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